IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2023		Oct. 31, 2022		Jul. 31, 2022	Jan. 31, 2022		Oct. 31, 2021
Assets
Cash and non-interest-bearing deposits with banks	$ 22,876	[1]	$ 31,535	[1]	$ 25,950	$ 23,259	[1]	$ 34,573
Interest-bearing deposits with banks	28,593		32,326
Securities	187,350		175,879
Cash collateral on securities borrowed	12,446		15,326
Securities purchased under resale agreements	65,182		69,213
Loans
Residential mortgages	270,909		269,706
Personal	44,877		45,429
Credit card	16,171		16,479
Business and government	190,512		188,542
Allowance for credit losses	(3,159)		(3,073)			(2,838)
Derivative instruments	30,425		43,035
Customers' liability under acceptances	11,996		11,574
Other assets	43,813
Total assets	921,991		943,597
Liabilities
Deposits	694,724		697,572
Obligations related to securities sold short	17,639		15,284
Cash collateral on securities lent	4,096		4,853
Obligations related to securities sold under repurchase agreements	71,428		77,171
Derivative instruments	39,374		52,340
Acceptances	12,000		11,586
Other liabilities	25,505
Subordinated indebtedness	7,317		6,292
Equity	49,908		50,382			$ 47,292
Total liabilities and equities	921,991		943,597
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	22,876
Interest-bearing deposits with banks	28,593
Securities	5,199
Cash collateral on securities borrowed	12,446
Securities purchased under resale agreements	36,939
Loans
Residential mortgages	2,063
Personal	1,197
Credit card	340
Business and government	10,506
Derivative instruments	2,581
Customers' liability under acceptances	10,700
Total assets	133,440		162,138
Liabilities
Deposits	28,212
Obligations related to securities sold short	17,639
Cash collateral on securities lent	4,096
Obligations related to securities sold under repurchase agreements	68,377
Derivative instruments	1,835
Acceptances	10,704
Other liabilities	26
Total liabilities and equities	130,889		123,388
Later than one months and not later than three months [member]
Assets
Securities	7,038
Securities purchased under resale agreements	10,458
Loans
Residential mortgages	4,091
Personal	641
Credit card	679
Business and government	7,976
Derivative instruments	3,708
Customers' liability under acceptances	1,229
Total assets	35,820		38,036
Liabilities
Deposits	31,204
Obligations related to securities sold under repurchase agreements	2,169
Derivative instruments	4,508
Acceptances	1,229
Other liabilities	44
Total liabilities and equities	39,154		44,632
3 - 6 months [member]
Assets
Securities	5,495
Securities purchased under resale agreements	12,802
Loans
Residential mortgages	9,616
Personal	730
Credit card	1,019
Business and government	12,226
Derivative instruments	2,510
Customers' liability under acceptances	64
Total assets	44,462		33,508
Liabilities
Deposits	62,747
Obligations related to securities sold under repurchase agreements	272
Derivative instruments	2,939
Acceptances	64
Other liabilities	60
Total liabilities and equities	66,082		48,750
6 - 9 months [Member]
Assets
Securities	4,999
Securities purchased under resale agreements	1,816
Loans
Residential mortgages	7,526
Personal	721
Credit card	1,019
Business and government	11,357
Derivative instruments	2,132
Customers' liability under acceptances	3
Total assets	29,573		30,461
Liabilities
Deposits	47,822
Obligations related to securities sold under repurchase agreements	110
Derivative instruments	2,692
Acceptances	3
Other liabilities	76
Total liabilities and equities	50,703		62,962
9 - 12 months [Member]
Assets
Securities	2,998
Securities purchased under resale agreements	1,569
Loans
Residential mortgages	13,971
Personal	858
Credit card	1,019
Business and government	10,689
Derivative instruments	3,317
Total assets	34,421		37,755
Liabilities
Deposits	45,675
Derivative instruments	2,858
Other liabilities	73
Total liabilities and equities	48,606		57,224
1 - 2 years [member]
Assets
Securities	16,327
Securities purchased under resale agreements	1,258
Loans
Residential mortgages	51,891
Personal	721
Credit card	4,075
Business and government	34,339
Derivative instruments	4,077
Total assets	112,688		106,155
Liabilities
Deposits	31,717
Derivative instruments	5,118
Other liabilities	301
Subordinated indebtedness	35
Total liabilities and equities	37,171		39,220
2 - 5 years [member]
Assets
Securities	65,413
Securities purchased under resale agreements	340
Loans
Residential mortgages	173,939
Personal	3,823
Credit card	8,020
Business and government	73,064
Derivative instruments	6,217
Total assets	330,816		339,631
Liabilities
Deposits	71,424
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	8,566
Other liabilities	582
Total liabilities and equities	81,072		84,857
Over five year [member]
Assets
Securities	43,363
Loans
Residential mortgages	7,812
Personal	5,527
Business and government	19,125
Derivative instruments	5,883
Total assets	81,710		77,111
Liabilities
Deposits	16,634
Derivative instruments	10,858
Other liabilities	947
Subordinated indebtedness	7,282
Total liabilities and equities	35,721		36,779
No specific maturity [member]
Assets
Securities	36,518
Loans
Personal	30,659
Business and government	11,230
Allowance for credit losses	(3,159)
Other assets	43,813
Total assets	119,061		118,802
Liabilities
Deposits	359,289
Other liabilities	23,396
Equity	49,908
Total liabilities and equities	$ 432,593		$ 445,785

[1]	Includes restricted cash of $485 million (October 31, 2022: $493 million; January 31, 2022: $462 million) and interest-bearing demand deposits with Bank of Canada.